Plan Description	12 Months Ended
Dec. 30, 2025
EBP 005
EBP, Description of Plan [Line Items]
Plan Description	Plan Description
The following description of the Golden State Water Company Investment Incentive Program (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
General
The Plan is a defined contribution plan established by Golden State Water Company (the “Company” or “GSWC”) under the provisions of Section 401(a) of the Internal Revenue Code (the “IRC”) which includes a qualified cash or deferred arrangement as described in Section 401(k) of the IRC, for the benefit of eligible employees. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).
Prior to inception of the Plan, the Company maintained the Payroll-Based Tax Credit Employee Stock Ownership Plan (the “PAYSOP”) for the benefit of participating employees and their beneficiaries. Under the PAYSOP, the Company contributed amounts equal to a tax credit claimed by the Company on its federal income tax return. This credit was calculated as a percentage of qualifying payroll. The Tax Reform Act of 1986 eliminated this credit for tax years after 1986. As a result, the Company terminated the PAYSOP and transferred the net assets into the Plan effective January 1, 1988. The trustee of the Plan maintains a separate account for the net assets that were transferred from the PAYSOP. The net assets relating to the PAYSOP amounted to $1,005,981 and $1,100,264 as of December 30, 2025 and 2024, respectively. Such net assets as of December 30, 2025 and 2024 are participant directed investments.
In 1998, the Company formed a holding company, American States Water Company (“ASWC”). At the time of the formation, the Plan’s investments in the Company’s common stock changed to an investment in ASWC common stock. As of December 30, 2025, ASWC has no material assets other than the common stock of the Company and its other wholly-owned subsidiaries, Bear Valley Electric Service, Inc. (“BVES”) and American States Utility Services, Inc. (“ASUS”).
Plan Administration
The Plan is administered by the Investment Incentive Program Administrative Committee (the “Plan Administrator” or “Committee”), which is appointed by GSWC’s Board of Directors. John Hancock Retirement Plan Services provides the record keeping services and John Hancock Trust Company, LLC (“Trustee”) serves as the Plan’s appointed trustee.
ASWC Common Stock Fund
Effective January 1, 2003, the ASWC Common Stock Fund was deemed an ‘employee stock ownership plan’ within the meaning of Section 4975(e)(7) of the IRC and ERISA Section 407(d)(6) that is intended to invest primarily in the common stock of ASWC.
Eligibility
Any employee in participating business units who has completed a period of service of 30 consecutive days is eligible to participate in the Plan. The Plan provides for automatic enrollment. Participation begins on the first day of the payroll period coincident with or next, following the attainment of 30 consecutive days of service. Participating business units include GSWC, BVES, corporate employees of ASUS, and exempt employees of ASUS’s subsidiaries. The Plan was amended in December 2014 to allow non-exempt employees of ASUS’s subsidiaries to participate, effective January 1, 2015. Non-exempt employees of ASUS’s subsidiaries hired on or after January 1, 2015 are automatically eligible to participate in the Plan. Those hired before January 1, 2015 are covered under separate benefit programs if they did not elect to participate in the Plan.
Eligible employees meeting the service requirements are auto-enrolled in the Plan at an employee contribution rate of three percent. This will generate a dollar for dollar employer matching contribution up to the limits described below. Employees are given the option to elect additional contributions, to decline contributions altogether, or to remain at three percent. Furthermore, employees are requested to select the funds into which their contribution will be deposited. The default fund for employees making no elections is the appropriate T. Rowe Price Retirement Fund, based on the employee’s expected retirement date.
Eligible employees hired or rehired on or after January 1, 2011 are auto-enrolled in the Profit Sharing feature of the Plan, once they have completed a period of service of 30 consecutive days. The Plan was amended in 2018 to cover all ASUS employees previously excluded from the Plan, unless the employee currently accrues benefits under the Defined Benefit Pension Plan, which has been closed to new employees since December 31, 2010.
Company profit sharing contributions amount to 5.25% of eligible pay for GSWC and BVES employees. The 2018 plan amendment changed the Company profit sharing contribution for ASUS employees from 5.25% to 3%. All Company contributions are deposited into employee directed funds. Employees may elect to direct these contributions into any fund available under the Plan, except the ASWC Common Stock Fund. The default fund for employees making no elections is the appropriate T. Rowe Price Retirement Fund, based on the employee’s expected retirement date.
Contributions
Eligible employees can contribute an amount between 1% and 50% of compensation as defined in the Plan document and amendments, subject to certain IRC limitations. Participants who have attained age 50 before the end of the Plan year, who have met the annual IRC deferral limit or the specified Plan limits for deferral, are eligible to make catch-up contributions, subject to certain IRC limitations. In addition, eligible employees are provided with matching employer contributions to their accounts of 100 percent of the first 3% and 50 percent of the next 3% contributed by a participant. At the end of the Plan year, the Company may make an additional matching contribution for each dollar participants contribute up to the full matching contribution (“True-Up Contribution”). Participants must be employed on the last day of the Plan year in order to receive the True-Up Contribution, if any.
The matching contribution for each participant is made to the same investment funds to which the participant’s compensation deferral contribution is made in a given payroll period. If the participant’s contribution is to any fund other than the ASWC Common Stock Fund, the match is made in cash.  If the matching contribution is made to the ASWC Common Stock Fund, the Plan has the option to fund the match in cash and ASWC Common Stock, or entirely in cash. For the Plan year ended December 30, 2025, all Company matching contributions to the ASWC Common Stock were made in cash. All investments are participant directed.
Employees may elect to contribute to the Plan in the traditional pre-tax manner, or contribute post-tax dollars to the Roth portion of the Plan. Employee contributions may be split between Roth and traditional pre-tax, but the matching provisions of the Plan relating to the amount of contributions and Company matching contributions will apply to the total. Company matching contributions are always made in pre-tax dollars. Rollover contributions from qualified plans are permitted.
Employees cannot make contributions to the Profit Sharing program.
Vesting
Plan participants are always fully vested in their contributions and the employer matching contributions made to their account, plus actual earnings thereon. Profit Sharing contributions, plus actual earnings thereon, vest when the participant attains three years of service.
Distribution of Benefits
Participants’ benefits under the Plan become distributable upon termination of service, as defined in the Plan document. Participants electing to have their distribution deferred will receive benefits equal to the amounts credited to their account as of the distribution value date, as defined in the Plan document. The value of benefits distributable to a participant not electing deferral is based upon amounts credited to the participants account under the Plan as of the distribution value date, except as described below.
A participant shall be entitled to request an in-service withdrawal of the lesser of the balance of their account or the total unwithdrawn deferral contributions after the participant has attained age 59 1/2. Subject to the approval of the Plan Administrator, withdrawals from a participant’s vested account before age 59 1/2 may be permitted to meet a financial hardship, as defined in the Plan document. The Plan was amended effective January 1, 2020, to reflect final regulations published by the Internal Revenue Service (“IRS”) on hardship distributions under Investment Incentive (401k) Plans. Otherwise, withdrawals from a Plan participant’s vested account are permitted only after termination of employment or upon death or total disability. A participant who has attained age 55 and completed at least ten years of participation in the Plan (including any years of participation in the PAYSOP) may elect a distribution of a portion of the participant’s PAYSOP account attributable to shares of ASWC Common Stock after December 31, 1986, as provided in Section 401(a)(28)(B) of the IRC.
Participant Accounts
Each Plan participant’s account is credited or debited with the participant’s contributions and/or employer contributions, as well as the participant’s share of the Plan’s earnings or losses. Certain administrative expenses are charged directly to a specific participant’s account. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s account balance.
Forfeitures
When a Participant incurs a severance from service when they are not 100% vested in their Profit Sharing Account, the unvested portion of such accounts shall be forfeited. Any amount that has been forfeited under the Plan shall be applied first to pay expenses and fees in connection with the administration of the Plan and then, to the extent that any such forfeitures remain, shall be used to reduce Employer contributions. As of December 30, 2025 and 2024, there were $318,940 and $31,855, respectively, of unused forfeitures. For the Plan years ended December 30, 2025 and 2024, forfeitures used to pay plan fees and to reduce Employer contributions were $164,633 and $381,404, respectively.
Notes Receivable from Participants
Notes receivable from participants consist of participants’ loans borrowed on their eligible accounts. Participants may not borrow on their profit sharing balances. Participants may borrow from their eligible account a minimum of $1,000 and up to a maximum amount equal to the lesser of $50,000 or 50% of their account balance. Loan transactions are treated as a transfer between the investment fund and the Participant Loan Fund. Principal and interest are repayable ratably through payroll deductions over a period of no more than 59 months for all loans, except for loans made to purchase a primary residence, which must be repaid within a period of no more than 10 years. The loans bear interest at prime rate plus one percent. The interest rates on loans outstanding as of December 30, 2025 ranged from 4.25% to 9.50% and mature on various dates through 2035. A loan shall be in default if any scheduled payment is not paid by the last day of the calendar quarter following the calendar quarter in which such scheduled payment was due. A participant who terminates employment and has an outstanding loan balance may continue to make payments directly to the Trustee in order to avoid default.
Management determines the collectability of participant loans on a periodic basis. This determination is made based on the terms of the Plan document and the related Plan policies and procedures. Those participant loans that are deemed uncollectible are reserved and included as loans in default in the financial statements and the Form 5500 in the year the determination is made. As of December 30, 2025 and 2024, participant loans deemed uncollectible were $211,518 and $167,694, respectively.